(Re)Insurance contracts and investment contracts with discretionary participation features (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Contractual Service Margin by Transition Method
29.2.5 Movement schedules of contractual service margin by transition method
The table below presents the reconciliation of the contractual service margin recognized for contracts in force as of the transition date. The transition methods applied to these contracts include the Modified retrospective approach (MRA), Fair value approach (FVA) and Other applicable method.

	Insurance contracts				Reinsurance contracts held				Investment contracts with DPF

	MRA	FVA	Other	Total	MRA	FVA	Other	Total	MRA	FVA	Other	Total

On January 1, 2025	1,457	4,494	3,013	8,964	-	28	208	237	-	233	-	233

Changes in estimates that adjust CSM	(296)	563	181	449	-	224	30	254	-	61	-	61

Changes in estimates that adjust onerous contracts	-	-	-	-	-	18	-	18	-	-	-	-

New contracts recognized	-	-	669	669	-	-	141	141	-	-	-	-

Earnings released from CSM	(130)	(483)	(317)	(930)	-	9	(20)	(11)	-	(37)	-	(37)

Insurance finance (income) / expenses	3	129	93	226	-	(23)	11	(12)	-	-	-	-

Net exchange differences	(156)	(511)	(305)	(972)	-	(11)	(30)	(42)	-	(13)	-	(13)

On December 31, 2025	879	4,192	3,335	8,406	-	245	340	585	-	244	-	245

On January 1, 2024	1,557	4,000	2,568	8,124	-	(149)	227	78	-	180	-	180

Changes in estimates that adjust CSM	(26)	523	(48)	448	-	192	(30)	163	-	76	-	76

Changes in estimates that adjust onerous contracts	-	-	-	-	-	(46)	(1)	(46)	-	-	-	-

New contracts recognized	-	-	546	546	-	-	9	9	-	-	-	-

Earnings released from CSM	(174)	(492)	(292)	(958)	-	18	(32)	(14)	-	(33)	-	(33)

Insurance finance (income) / expenses	5	146	74	225	-	(25)	13	(12)	-	-	-	-

Cash flow - contracts disposed	-	43	-	43	-	34	-	34	-	-	-	-

Net exchange differences	95	270	164	529	-	(2)	14	12	-	10	-	10

Other	-	5	-	6	-	5	9	14	-	-	-	-

On December 31, 2024	1,457	4,494	3,013	8,964	-	28	208	237	-	233	-	233

Summary of Information about Expected Recognition of Contractual Service Margin in Profit or Loss

	Insurance contracts		Reinsurance contracts

	2025	2024	2025	2024

<1 year	864	922	37	-

1-2 years	780	832	36	1

2-3 years	705	752	35	4

3-4 years	638	679	34	6

4-5 years	577	614	34	7

5-10 years	2,108	2,261	146	49

10-20 years	1,856	2,009	172	106

> 20 years	879	896	91	63

On December 31	8,406	8,964	585	237

Summary of Assets and Liabilities for Groups of Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Model
The table below presents the asset and liability balances of insurance contracts and reinsurance contracts held, by measurement model. This includes contracts measured under Premium allocation approach (PAA) and contracts measured under the General model and Variable fee approach (i.e.
Non-PAA).

			2025			2024

By measurement model	Non-PAA	PAA	Total	Non-PAA	PAA	Total

Insurance contract assets	18	-	18	125	-	125

Insurance contract liabilities	176,024	44	176,067	188,318	41	188,359

Insurance contracts net balance	176,006	44	176,049	188,193	41	188,233

Reinsurance contract assets	17,146	8	17,153	16,015	7	16,021

Reinsurance contract liabilities	195	-	195	303	-	303

Reinsurance contracts net balance	16,950	8	16,958	15,712	7	15,719

Summary of Investment Contracts with Discretionary Participating Features

				2025				2024

Investment contracts with DPF - by type	LFRC	LC	LFIC	Total	LFRC	LC	LFIC	Total

Opening assets	-	-	-	-	-	-	-	-

Opening liabilities	22,332	-	-	22,332	21,594	-	-	21,594

Net opening balance	22,332	-	-	22,332	21,594	-	-	21,594

Insurance revenue	(77)	-	-	(77)	(80)	-	-	(80)

Incurred claims and expenses	-	-	30	30	-	-	43	43

Onerous contract losses (and reversals)	-	2	-	2	-	-	-	-

Insurance service expenses	-	2	30	32	-	-	43	43

Investment components	(3,109)	-	3,109	-	(2,934)	-	2,934	-

Insurance service result	(3,186)	2	3,139	(45)	(3,014)	-	2,977	(37)

Insurance finance (income) / expenses	2,916	-	-	2,916	2,270	-	-	2,270

Cash flows	394	-	(3,138)	(2,744)	452	-	(2,977)	(2,525)

Net exchange differences	(1,177)	-	-	(1,177)	1,030	-	-	1,030

Net closing balance	21,278	2	1	21,281	22,332	-	-	22,332

Closing assets	-	-	-	-	-	-	-	-

Closing liabilities	21,278	2	1	21,281	22,332	-	-	22,332

Summary of Investments and Other Assets Allocated to Contracts that were not Transitioned Fully Retrospectively

	2025	2024

On January 1	(2,131)	(1,147)

Gross revaluation	1,090	(1,125)

Net gains/(losses) transferred to income statement	53	(62)

Foreign currency translation differences	216	(115)

Tax effect	(271)	233

Other	46	86

On December 31	(997)	(2,131)

Summary of Yield Curve Used to Discount Cash Flows that do not Vary Based on Returns on Underlying Items
Aegon reviews the risk-free last liquid point and ultimate forward rates quarterly which, although expected to be infrequent, may lead to assumption updates if there are significant changes in market conditions.

	December 31, 2025						December 31, 2024

Risk-free yield curves (%)	1 year	5 years	10 years	15 years	20 years	30 years	1 year	5 years	10 years	15 years	20 years	30 years

GBP	3.54	3.67	4.04	4.36	4.54	4.59	4.46	4.04	4.07	4.23	4.30	4.23

USD	3.48	3.77	4.28	4.84	5.16	5.00	4.24	4.46	4.67	4.89	5.05	4.82

Summary of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks

	2025											2024

	Net result		Equity		CSM		Net result		Equity		CSM

Estimated effect	Gross	Net	Gross	Net	Gross	Net	Gross	Net	Gross	Net	Gross	Net

Non-participating contracts

20% increase in lapse rates	(79)	(48)	(62)	(33)	78	69	(3)	32	28	61	18	(9)

20% decrease in lapse rates	21	(13)	6	(25)	37	38	(22)	(29)	(54)	(59)	30	26

5% increase in mortality rates	(667)	(273)	(603)	(233)	244	215	(648)	(236)	(623)	(205)	201	186

5% decrease in mortality rates	531	181	467	141	(109)	(119)	551	183	517	146	(115)	(142)

10% increase in morbidity rates	(230)	(225)	(235)	(222)	(659)	(585)	(145)	(141)	(156)	(143)	(860)	(769)

10% decrease in morbidity rates	87	84	102	89	878	796	63	60	76	63	1,018	919

5% increase in expenses	(59)	(59)	(56)	(56)	(71)	(71)	(27)	(27)	(25)	(25)	(126)	(126)

5% decrease in expenses	37	37	34	34	99	99	26	26	24	24	127	127

Participating contracts

20% increase in lapse rates	138	65	45	21	(329)	(458)	123	110	59	81	(307)	(473)

20% decrease in lapse rates	(181)	52	(76)	91	427	417	(179)	(9)	(112)	22	445	459

5% increase in mortality rates	(269)	(100)	(191)	(24)	(573)	(384)	(278)	(213)	(208)	(138)	(592)	(298)

5% decrease in mortality rates	226	155	149	76	624	320	237	233	164	158	652	277

10% increase in morbidity rates	-	-	-	-	-	-	(2)	(2)	(2)	(2)	2	2

10% decrease in morbidity rates	-	-	-	-	-	-	(2)	(2)	(2)	(2)	2	2

5% increase in expenses	(38)	(34)	(18)	(19)	(221)	(218)	(42)	(42)	(22)	(23)	(238)	(236)

5% decrease in expenses	36	33	17	17	223	219	36	36	15	16	246	244

Non-life contracts

10% increase in claims	(6)	(4)	(7)	(5)	-	-	(6)	(5)	(9)	(6)	-	-

10% decrease in claims	6	4	7	5	-	-	6	5	9	6	-	-

Investment contract with discretionary participation features [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Movement Schedules by Measurement Component
				2025				2024

Investment contracts with DPF - by component	BEL	RA	CSM	Total	BEL	RA	CSM	Total

Opening assets	-	-	-	-	-	-	-	-

Opening liabilities	21,987	112	233	22,332	21,285	128	180	21,594

Net opening balance	21,987	112	233	22,332	21,285	128	180	21,594

Changes in estimates that adjust CSM	(66)	5	61	-	(70)	(7)	76	-

Changes in estimates that adjust onerous contracts	2	-	-	2	-	-	-	-

Changes that relate to future service	(64)	5	61	2	(70)	(7)	76	-

Earnings released from CSM	-	-	(37)	(37)	-	-	(33)	(33)

Release of risk adjustment	-	(14)	-	(14)	-	(14)	-	(14)

Experience adjustments on current service	4	-	-	4	11	-	-	11

Changes that relate to current service	4	(14)	(37)	(47)	11	(14)	(33)	(37)

Insurance service result	(60)	(10)	25	(45)	(59)	(21)	43	(37)

Variable fee approach

Change in fair value of the underlying assets	2,916	-	-	2,916	2,270	-	-	2,270

Insurance finance (income) / expenses	2,916	-	-	2,916	2,270	-	-	2,270

Premiums received	413	-	-	413	470	-	-	470

Claims, benefits and expenses paid	(3,157)	-	-	(3,157)	(2,995)	-	-	(2,995)

Acquisition costs paid	(2)	-	-	(2)	-	-	-	-

Other	1	-	-	1	-	-	-	-

Cash flows	(2,744)	-	-	(2,744)	(2,525)	-	-	(2,525)

Net exchange differences	(1,159)	(6)	(13)	(1,177)	1,015	6	10	1,030

Net closing balance	20,940	97	245	21,281	21,987	112	233	22,332

Closing assets	-	-	-	-	-	-	-	-

Closing liabilities	20,940	97	245	21,281	21,987	112	233	22,332

Insurance contracts other than those to which premium allocation approach has been applied [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Movement Schedules by Measurement Component

				2025				2024

Reinsurance contracts (Non-PAA) - by component	BEL	RA	CSM	Total	BEL	RA	CSM	Total

Opening assets	15,374	433	208	16,015	16,184	423	(7)	16,601

Opening liabilities	693	(361)	(29)	303	1,024	(332)	(85)	608

Net opening balance	14,681	794	237	15,712	15,160	755	78	15,993

Changes in estimates that adjust CSM	(234)	(20)	254	-	(152)	(11)	163	-

Changes in estimates that adjust underlying onerous contracts	591	9	18	618	462	38	(46)	454

New reinsurance contracts recognized	(200)	60	141	1	(11)	4	8	1

Changes that relate to future service	157	50	413	620	299	31	125	455

CSM recognized for service received	-	-	(11)	(11)	-	-	(14)	(14)

Release of risk adjustment	-	(72)	-	(72)	-	(83)	-	(83)

Experience adjustment on current service	300	-	-	300	(36)	-	-	(36)

Changes that relate to current service	300	(72)	(11)	217	(36)	(83)	(14)	(133)

Experience adjustment on incurred claims	-	-	-	-	3	-	-	3

Changes that relate to past service	-	-	-	-	3	-	-	3

Net income/ (expenses) on reinsurance held	457	(22)	402	837	266	(52)	111	325

Reinsurance finance income / (expenses)	652	43	(12)	683	31	36	(12)	55

Premiums paid (net of commission)	4,950	-	-	4,950	1,341	-	-	1,341

Amounts received	(3,270)	-	-	(3,270)	(3,209)	-	-	(3,209)

Other	(1)	-	-	(1)	(1)	-	-	(1)

Cash flows	1,680	-	-	1,680	(1,869)	-	-	(1,869)

Reinsurance contracts disposed	-	-	-	-	(64)	-	34	(30)

Other	-	-	-	-	207	5	14	226

Other movements	-	-	-	-	143	5	48	196

Net exchange difference	(1,826)	(94)	(42)	(1,961)	949	50	12	1,011

Net closing balance	15,644	721	585	16,950	14,681	794	237	15,712

Closing assets	15,816	691	639	17,146	15,374	433	208	16,015

Closing liabilities	172	(30)	54	195	693	(361)	(29)	303

Insurance contracts other than those to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Insurance Contracts and Reinsurance Contracts by Type

				2025				2024

Reinsurance contracts (Non-PAA) - by type	AFRC	LRC	AFIC	Total	AFRC	LRC	AFIC	Total

Opening assets	15,965	475	(426)	16,015	16,457	349	(205)	16,601

Opening liabilities	2,011	(1,270)	(439)	303	1,738	(947)	(183)	608

Net opening balance	13,954	1,745	13	15,712	14,719	1,296	(22)	15,993

Net expenses from reinsurance contracts	308	254	275	837	(619)	876	69	325

Other reinsurance finance income / (expenses)	613	69	-	681	41	19	-	61

Effect of reinsurer default risk changes	2	-	-	2	(5)	-	-	(5)

Total changes in the profit or loss and OCI	922	322	275	1,520	(583)	895	69	380

Cash flows	2,443	(166)	(597)	1,680	(1,460)	(140)	(268)	(1,869)

Other movements	-	-	-	-	371	(409)	234	196

Net exchange differences	(1,761)	(211)	10	(1,961)	908	103	-	1,011

Net closing balance	15,558	1,690	(298)	16,950	13,954	1,745	13	15,712

Closing assets	15,749	1,693	(296)	17,146	15,965	475	(426)	16,015

Closing liabilities	191	2	2	195	2,011	(1,270)	(439)	303

Summary of Movement Schedules by Measurement Component
The following schedules presents the measurement components comprising the Best estimate liability (BEL), Risk adjustment (RA), and contractual Service Margin (CSM).

				2025				2024

Insurance contracts (Non-PAA) - by component	BEL	RA	CSM	Total	BEL	RA	CSM	Total

Opening assets	452	(323)	(5)	125	475	(286)	(4)	185

Opening liabilities	176,063	3,295	8,959	188,318	166,036	3,251	8,120	177,407

Net opening balance	175,611	3,618	8,964	188,193	165,562	3,537	8,124	177,222

Changes in estimates that adjust CSM	(371)	(78)	449	-	(317)	(131)	448	-

Changes in estimates that adjust onerous contracts	1,069	29	-	1,098	1,063	1	-	1,064

New contracts issued – non-onerous	(788)	118	669	-	(648)	102	546	-

New contracts issued – onerous	25	17	-	42	36	18	-	54

Changes that relate to future service	(65)	86	1,118	1,139	134	(10)	994	1,118

Earnings released from CSM	-	-	(930)	(930)	-	-	(958)	(958)

Release of risk adjustment	-	(278)	-	(278)	-	(305)	-	(305)

Experience adjustments on current service	439	-	-	439	101	-	-	101

Revenue from policyholder tax expenses incurred	(11)	-	-	(11)	2	-	-	2

Changes that relate to current service	428	(278)	(930)	(780)	103	(305)	(958)	(1,160)

Experience adjustments on incurred claims	1	-	-	1	15	(1)	-	14

Changes that relate to past service	1	-	-	1	15	(1)	-	14

Insurance service result	364	(191)	189	361	252	(315)	36	(27)

General model

Interest accreted to insurance contracts	2,654	141	226	3,021	2,693	178	225	3,096

Interest rate and other financial assumption changes	1,775	(4)	-	1,771	(1,910)	(11)	-	(1,921)

Revaluation of changes in non-financial assumptions and experience adjustments to current interest rates	(138)	10	-	(128)	121	-	-	121

Variable fee approach

Change in fair value of the underlying assets	14,316	-	-	14,316	12,719	-	-	12,719

Change in fulfilment value - risk mitigation option	(836)	-	-	(836)	(2,029)	-	-	(2,029)

Insurance finance (income) / expenses	17,770	148	226	18,143	11,594	167	225	11,986

Premiums received	14,405	-	-	14,405	15,377	-	-	15,377

Claims, benefits and expenses paid	(24,576)	-	-	(24,576)	(26,274)	-	-	(26,274)

Acquisition costs paid	(1,126)	-	-	(1,126)	(963)	-	-	(963)

Other	(30)	-	-	(30)	(32)	-	-	(32)

Cash flows	(11,326)	-	-	(11,326)	(11,892)	-	-	(11,892)

Contracts disposed during the period	-	-	-	-	(128)	-	43	(85)

Disposal of a business	(7)	-	-	(7)	-	-	-	-

Transfers to disposal groups	-	-	-	-	(14)	6	6	(3)

Other	-	-	-	-	(4)	-	-	(4)

Other movements	(7)	-	-	(7)	(147)	6	48	(92)

Net exchange differences	(17,981)	(405)	(972)	(19,358)	10,242	224	529	10,996

Net closing balance	164,430	3,169	8,406	176,006	175,611	3,618	8,964	188,193

Closing assets	100	(35)	(47)	18	452	(323)	(5)	125

Closing liabilities	164,531	3,134	8,359	176,024	176,063	3,295	8,959	188,318

Insurance contracts other than those to which premium allocation approach has been applied [member] | Investment contract with discretionary participation features [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of New Contracts Recognized

			2025			2024

Insurance contracts (Non-PAA)	Non-onerous	Onerous	Total	Non-onerous	Onerous	Total

Present value of cash inflows	(5,661)	(1,019)	(6,680)	(5,363)	(861)	(6,225)

Present value of cash outflows (excl. acquisition costs)	4,873	1,044	5,917	4,715	897	5,612

Risk adjustment for non-financial risk	118	17	135	102	18	120

Contractual service margin	669	-	669	546	-	546

Loss recognized on initial recognition	-	42	42	-	54	54

Reinsurance contracts (Non-PAA)	2025	2024

Present value of cash inflows	3,284	54

Present value of cash outflows	(3,484)	(65)

Risk adjustment for non-financial risk	60	4

Contractual service margin	141	8

Gain / (Loss) recognized on initial recognition	1	1

Insurance contracts to which premium allocation approach has been applied [member] | Insurance contracts issued [member]
Disclosure In Entirety Of Insurance Reinsurance Including Contracts Held And Investment Contracts With Discretionary Participating Features [Line Items]
Summary of Insurance Contracts and Reinsurance Contracts by Type
29.2.1 Movement schedules by type of liability (or asset)
●	For insurance contracts and investment contracts with DPF - Liability for remaining coverage excluding loss component (LFRC), Loss component (LC) and Liability for incurred claims (LFIC)
●	For reinsurance contracts held - Asset for remaining coverage excluding loss recovery component (AFRC), Loss recovery component (LRC) and Asset for incurred claims (AFIC)

				2025				2024

Insurance contracts (Non-PAA) - by type	LFRC	LC	LFIC	Total	LFRC	LC	LFIC	Total

Opening assets	1,886	(1,373)	(387)	125	1,589	(1,042)	(362)	185

Opening liabilities	159,857	1,252	27,209	188,318	159,113	945	17,349	177,407

Net opening balance	157,971	2,625	27,596	188,193	157,524	1,987	17,711	177,222

Insurance revenue	(8,906)	-	-	(8,906)	(9,656)	-	-	(9,656)

Incurred claims and expenses	-	(378)	7,967	7,589	-	(317)	8,275	7,958

Amortization of acquisition cash flows	538	-	-	538	553	-	-	553

Onerous contract losses (and reversals)	-	1,139	-	1,139	-	1,118	-	1,118

Adjustments for incurred claims	-	-	1	1	-	-	-	-

Insurance service expenses	538	762	7,967	9,267	553	801	8,275	9,629

Investment components	(5,809)	-	5,809	-	(5,506)	-	5,506	-

Insurance service result	(14,177)	762	13,776	361	(14,609)	801	13,781	(27)

Insurance finance (income) / expenses	18,005	138	-	18,143	11,924	62	-	11,986

Cash flows	(4,721)	(353)	(6,252)	(11,326)	(6,128)	(299)	(5,465)	(11,892)

Contracts disposed during the period	-	-	-	-	8	(94)	-	(85)

Disposal of a business	(7)	-	-	(7)	-	-	-	-

Transfers to disposal groups	-	-	-	-	(34)	14	17	(3)

Other movements	-	-	-	-	1	-	(5)	(4)

Transfer (to)/from other headings	(10)	10	-	-	(1)	-	-	-

Net exchange differences	(15,522)	(326)	(3,510)	(19,358)	9,286	153	1,557	10,996

Net closing balance	141,539	2,856	31,611	176,006	157,971	2,625	27,596	188,193

Closing assets	59	(27)	(14)	18	1,886	(1,373)	(387)	125

Closing liabilities	141,597	2,829	31,597	176,024	159,857	1,252	27,209	188,318